iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .8%
Axon Enterprise, Inc.
(a)
..................... 282,601 $ 233,976,672
Boeing Co. (The)
(a) (b)
....................... 387,583 81,210,266
BWX Technologies, Inc. .................... 60,663 8,739,112
General Electric Co. ....................... 3,983,944 1,025,427,346
HEICO Corp.
(b)
.......................... 161,898 53,102,544
HEICO Corp. , Class A ...................... 283,434 73,338,547
Howmet Aerospace, Inc. .................... 1,407,040 261,892,355
Karman Holdings, Inc.
(a) (b)
................... 100,173 5,045,714
Leonardo DRS, Inc. ....................... 112,383 5,223,562
Loar Holdings, Inc.
(a) (b)
...................... 145,727 12,557,296
Lockheed Martin Corp. ..................... 220,265 102,013,532
Rocket Lab Corp.
(a)
....................... 1,479,620 52,926,007
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 51,598 1,968,464
Standardaero, Inc.
(a) (b)
...................... 47,334 1,498,121
TransDigm Group, Inc. ..................... 36,518 55,530,732
1,974,450,270
a
Automobiles  —  3 .0%
Tesla, Inc.
(a) (b)
........................... 10,656,615 3,385,180,321
a
Banks  —  0 .3%
Bank of America Corp. ..................... 2,065,397 97,734,586
Citigroup, Inc. ........................... 1,249,995 106,399,575
NU Holdings Ltd. , Class A
(a)
.................. 12,095,931 165,956,173
Pinnacle Financial Partners, Inc. ............... 19,948 2,202,459
Popular, Inc. ............................ 26,154 2,882,432
Western Alliance Bancorp ................... 85,336 6,654,501
381,829,726
a
Beverages  —  0 .7%
Celsius Holdings, Inc.
(a)
..................... 621,374 28,825,540
Coca-Cola Co. (The) ...................... 7,199,118 509,337,598
Coca-Cola Consolidated, Inc. ................. 26,786 2,990,657
Monster Beverage Corp.
(a)
................... 2,642,793 165,544,554
PepsiCo, Inc. ........................... 711,237 93,911,733
800,610,082
a
Biotechnology  —  2 .4%
AbbVie, Inc. ............................ 6,711,722 1,245,829,838
Alnylam Pharmaceuticals, Inc.
(a)
............... 472,855 154,193,287
Amgen, Inc. ............................ 1,503,124 419,687,252
Apellis Pharmaceuticals, Inc.
(a)
................ 408,417 7,069,698
Exact Sciences Corp.
(a) (b)
.................... 38,834 2,063,639
Exelixis, Inc.
(a)
........................... 824,766 36,351,561
Gilead Sciences, Inc. ...................... 1,270,218 140,829,070
Halozyme Therapeutics, Inc.
(a)
................ 463,143 24,092,699
Incyte Corp.
(a)
........................... 154,648 10,531,529
Insmed, Inc.
(a) (b)
.......................... 632,420 63,646,749
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 547,057 21,614,222
Natera, Inc.
(a)
........................... 492,243 83,159,532
Neurocrine Biosciences, Inc.
(a)
................ 313,165 39,361,709
Sarepta Therapeutics, Inc.
(a) (b)
................ 336,233 5,749,584
Summit Therapeutics, Inc.
(a) (b)
................. 441,498 9,395,077
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 340,258 12,371,781
Vertex Pharmaceuticals, Inc.
(a)
................ 974,303 433,759,696
Viking Therapeutics, Inc.
(a) (b)
.................. 32,507 861,435
2,710,568,358
a
Broadline Retail  —  5 .3%
Amazon.com, Inc.
(a)
....................... 26,351,044 5,781,155,543
Coupang, Inc.
(a)
.......................... 4,703,694 140,922,672
Etsy, Inc.
(a)
............................. 223,872 11,229,420
5,933,307,635
a
Security Shares Value
a
Building Products  —  0 .4%
AAON, Inc.
(b)
............................ 254,564 $ 18,774,095
Armstrong World Industries, Inc. ............... 47,712 7,750,337
AZEK Co., Inc. (The) , Class A
(a)
............... 340,892 18,527,480
Carlisle Companies, Inc. .................... 19,031 7,106,176
Lennox International, Inc. ................... 121,262 69,512,229
Simpson Manufacturing Co., Inc.
(b)
............. 14,167 2,200,277
Trane Technologies PLC .................... 844,576 369,425,988
493,296,582
a
Capital Markets  —  1 .5%
Ameriprise Financial, Inc. ................... 328,618 175,393,285
Ares Management Corp. , Class A .............. 712,843 123,464,408
Bank of New York Mellon Corp. (The) ........... 196,502 17,903,297
Blackstone, Inc. .......................... 2,772,939 414,776,216
Blue Owl Capital, Inc. , Class A ................ 2,305,738 44,293,227
Brookfield Asset Management Ltd. , Class A
(b)
...... 498,680 27,567,030
Charles Schwab Corp. (The) ................. 563,669 51,429,160
Coinbase Global, Inc. , Class A
(a)
............... 76,119 26,678,948
FactSet Research Systems, Inc. ............... 9,351 4,182,515
Freedom Holding Corp.
(a) (b)
.................. 56,736 8,286,293
Goldman Sachs Group, Inc. (The) ............. 61,912 43,818,218
Hamilton Lane, Inc. , Class A ................. 98,527 14,002,657
Houlihan Lokey, Inc. , Class A ................. 77,929 14,023,323
Interactive Brokers Group, Inc. , Class A .......... 85,509 4,738,054
Jefferies Financial Group, Inc. ................ 141,359 7,730,924
KKR & Co., Inc. .......................... 640,857 85,253,207
Lazard, Inc. ............................ 80,538 3,864,213
LPL Financial Holdings, Inc.
(b)
................ 301,876 113,194,444
Moody's Corp. ........................... 588,921 295,396,884
Morningstar, Inc. ......................... 60,326 18,938,141
MSCI, Inc. ............................. 140,288 80,909,701
Robinhood Markets, Inc. , Class A
(a) (b)
............ 374,463 35,060,971
TPG, Inc. , Class A ........................ 459,319 24,091,281
Tradeweb Markets, Inc. , Class A ............... 36,987 5,414,897
XP, Inc. , Class A ......................... 146,730 2,963,946
1,643,375,240
a
Chemicals  —  0 .3%
Ecolab, Inc. ............................ 231,129 62,275,398
Sherwin-Williams Co. (The) .................. 801,004 275,032,733
337,308,131
a
Commercial Services & Supplies  —  0 .8%
Cintas Corp. ............................ 1,302,524 290,293,524
Copart, Inc.
(a)
........................... 3,120,435 153,119,746
RB Global, Inc. .......................... 42,630 4,526,880
Rollins, Inc. ............................. 1,060,834 59,852,254
Tetra Tech, Inc. .......................... 187,502 6,742,572
Veralto Corp. ............................ 357,613 36,101,032
Waste Management, Inc. .................... 1,401,572 320,707,705
871,343,713
a
Communications Equipment  —  0 .5%
Arista Networks, Inc.
(a)
..................... 3,908,298 399,857,968
Lumentum Holdings, Inc.
(a)
.................. 19,566 1,859,944
Motorola Solutions, Inc. .................... 265,881 111,792,325
Ubiquiti, Inc. ............................ 15,915 6,551,410
520,061,647
a
Construction & Engineering  —  0 .3%
Comfort Systems USA, Inc. .................. 131,484 70,503,036
EMCOR Group, Inc. ....................... 57,757 30,893,642
MasTec, Inc.
(a)
........................... 49,473 8,431,683
Quanta Services, Inc. ...................... 432,226 163,416,006

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Construction & Engineering (continued)
WillScot Holdings Corp. , Class A .............. 193,327 $ 5,297,160
278,541,527
a
Construction Materials  —  0 .0%
Eagle Materials, Inc. ....................... 7,597 1,535,430
a
Consumer Finance  —  0 .2%
Ally Financial, Inc. ........................ 133,184 5,187,517
American Express Co. ..................... 682,300 217,640,054
Credit Acceptance Corp.
(a) (b)
.................. 2,717 1,384,121
SLM Corp. ............................. 108,967 3,573,028
SoFi Technologies, Inc.
(a) (b)
.................. 550,923 10,032,308
237,817,028
a
Consumer Staples Distribution & Retail  —  1 .8%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 73,085 7,880,756
Casey's General Stores, Inc. ................. 20,937 10,683,523
Costco Wholesale Corp. .................... 1,681,593 1,664,676,175
Performance Food Group Co.
(a) (b)
.............. 71,317 6,238,098
Sprouts Farmers Market, Inc.
(a)
................ 369,985 60,914,330
Sysco Corp. ............................ 985,430 74,636,468
Walmart, Inc. ............................ 1,646,926 161,036,424
1,986,065,774
a
Distributors  —  0 .0%
Pool Corp. ............................. 25,337 7,385,229
a
Diversified Consumer Services  —  0 .1%
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 32,861 4,061,291
Duolingo, Inc. , Class A
(a)
.................... 142,043 58,240,471
Grand Canyon Education, Inc.
(a)
............... 29,561 5,587,029
H&R Block, Inc. .......................... 84,580 4,642,596
72,531,387
a
Diversified Telecommunication Services  —  0 .0%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 601,963 28,129,731
Iridium Communications, Inc. ................. 38,848 1,172,044
29,301,775
a
Electric Utilities  —  0 .1%
NRG Energy, Inc. ......................... 750,797 120,562,982
a
Electrical Equipment  —  0 .7%
GE Vernova, Inc. ......................... 1,035,768 548,076,637
Rockwell Automation, Inc. ................... 34,378 11,419,340
Vertiv Holdings Co. , Class A ................. 1,441,304 185,077,847
744,573,824
a
Electronic Equipment, Instruments & Components  —  0 .5%
Amphenol Corp. , Class A ................... 4,568,132 451,103,035
CDW Corp. ............................. 35,912 6,413,524
Jabil, Inc. .............................. 260,165 56,741,987
514,258,546
a
Entertainment  —  2 .7%
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 29,379 2,789,830
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 245,981 25,705,014
Live Nation Entertainment, Inc.
(a) (b)
............. 599,839 90,743,644
Netflix, Inc.
(a)
............................ 1,605,627 2,150,143,285
ROBLOX Corp. , Class A
(a)
................... 2,134,671 224,567,389
Roku, Inc. , Class A
(a)
...................... 63,239 5,558,076
Spotify Technology SA
(a) (b)
................... 582,763 447,177,360
Take-Two Interactive Software, Inc.
(a)
............ 229,395 55,708,576
TKO Group Holdings, Inc. , Class A ............. 110,699 20,141,683
3,022,534,857
a
Security Shares Value
a
Financial Services  —  4 .1%
Affirm Holdings, Inc. , Class A
(a)
................ 603,120 $ 41,699,717
Apollo Global Management, Inc. ............... 1,087,725 154,315,546
Block, Inc. , Class A
(a) (b)
..................... 765,522 52,001,909
Corpay, Inc.
(a)
........................... 257,631 85,487,118
Equitable Holdings, Inc. .................... 1,144,487 64,205,721
Fiserv, Inc.
(a)
............................ 577,538 99,573,327
Mastercard, Inc. , Class A .................... 3,082,248 1,732,038,441
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 250,855 24,862,239
Toast, Inc. , Class A
(a) (b)
..................... 1,712,941 75,866,157
UWM Holdings Corp. , Class A ................ 127,698 528,670
Visa, Inc. , Class A ........................ 6,452,826 2,291,075,871
WEX, Inc.
(a) (b)
............................ 14,048 2,063,511
4,623,718,227
a
Food Products  —  0 .0%
Darling Ingredients, Inc.
(a)
................... 66,218 2,512,311
Freshpet, Inc.
(a)
.......................... 55,747 3,788,566
Hershey Co. (The) ........................ 66,518 11,038,662
17,339,539
a
Ground Transportation  —  0 .7%
Avis Budget Group, Inc.
(a)
................... 25,164 4,253,974
Lyft, Inc. , Class A
(a)
........................ 241,103 3,799,783
Old Dominion Freight Line, Inc. ............... 39,638 6,433,247
Uber Technologies, Inc.
(a)
................... 7,627,515 711,647,150
U-Haul Holding Co.
(a) (b)
..................... 11,271 682,572
U-Haul Holding Co. , Series N , NVS ............. 145,600 7,916,272
Union Pacific Corp. ....................... 178,438 41,055,015
XPO, Inc.
(a) (b)
............................ 89,210 11,266,331
787,054,344
a
Health Care Equipment & Supplies  —  1 .3%
Boston Scientific Corp.
(a)
.................... 964,125 103,556,666
Dexcom, Inc.
(a)
.......................... 1,481,275 129,300,495
IDEXX Laboratories, Inc.
(a) (b)
................. 305,724 163,972,010
Inspire Medical Systems, Inc.
(a) (b)
.............. 107,612 13,964,809
Insulet Corp.
(a)
........................... 265,827 83,517,527
Intuitive Surgical, Inc.
(a)
..................... 1,352,080 734,733,793
Masimo Corp.
(a) (b)
......................... 170,346 28,655,604
Penumbra, Inc.
(a)
......................... 141,357 36,276,447
ResMed, Inc. ........................... 130,470 33,661,260
Stryker Corp. ........................... 335,346 132,672,938
1,460,311,549
a
Health Care Providers & Services  —  0 .7%
Cardinal Health, Inc. ....................... 458,801 77,078,568
Cencora, Inc. ........................... 693,679 207,999,648
Chemed Corp. ........................... 5,390 2,624,553
Cigna Group (The) ........................ 80,385 26,573,673
DaVita, Inc.
(a) (b)
.......................... 144,539 20,589,581
HCA Healthcare, Inc. ...................... 139,827 53,567,724
McKesson Corp.
(b)
........................ 438,867 321,592,960
Molina Healthcare, Inc.
(a)
.................... 111,197 33,125,586
743,152,293
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a)
.................... 493,530 30,273,130
Veeva Systems, Inc. , Class A
(a)
............... 445,194 128,206,968
158,480,098
a
Hotels, Restaurants & Leisure  —  2 .9%
Airbnb, Inc. , Class A
(a)
...................... 1,611,116 213,215,091
Booking Holdings, Inc. ..................... 115,755 670,133,476
Carnival Corp.
(a)
.......................... 1,260,175 35,436,121
Cava Group, Inc.
(a) (b)
....................... 377,150 31,767,345
Chipotle Mexican Grill, Inc.
(a)
................. 5,081,821 285,344,249

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc.
(b)
.............. 31,163 $ 3,953,961
Churchill Downs, Inc. ...................... 207,179 20,925,079
Darden Restaurants, Inc. ................... 420,596 91,677,310
Domino's Pizza, Inc. ....................... 36,471 16,433,833
DoorDash, Inc. , Class A
(a) (b)
.................. 1,359,291 335,078,824
DraftKings, Inc. , Class A
(a) (b)
.................. 1,822,332 78,159,819
Dutch Bros, Inc. , Class A
(a) (b)
................. 437,116 29,885,621
Expedia Group, Inc. ....................... 458,829 77,395,276
Flutter Entertainment PLC
(a) (b)
................. 549,121 156,916,817
Hilton Worldwide Holdings, Inc. ............... 883,636 235,347,612
Las Vegas Sands Corp. .................... 1,210,631 52,674,555
Light & Wonder, Inc.
(a) (b)
..................... 312,814 30,111,476
Marriott International, Inc. , Class A ............. 661,713 180,786,609
McDonald's Corp. ........................ 152,785 44,639,193
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 1,508,856 30,599,600
Planet Fitness, Inc. , Class A
(a)
................ 317,154 34,585,644
Restaurant Brands International, Inc. ............ 779,547 51,676,171
Royal Caribbean Cruises Ltd. ................ 916,484 286,987,800
Starbucks Corp. .......................... 568,662 52,106,499
Texas Roadhouse, Inc. ..................... 250,766 46,996,056
Travel + Leisure Co. ....................... 77,910 4,020,935
Vail Resorts, Inc. ......................... 110,768 17,404,976
Viking Holdings Ltd.
(a)
...................... 768,269 40,941,055
Wendy's Co. (The) ........................ 318,415 3,636,299
Wingstop, Inc. ........................... 104,979 35,350,628
Wyndham Hotels & Resorts, Inc. .............. 257,038 20,874,056
Yum! Brands, Inc. ........................ 354,032 52,460,462
3,267,522,448
a
Household Durables  —  0 .1%
SharkNinja, Inc.
(a)
......................... 49,809 4,930,593
Somnigroup International, Inc. ................ 764,110 51,997,686
TopBuild Corp.
(a) (b)
........................ 9,030 2,923,372
59,851,651
a
Household Products  —  0 .2%
Colgate-Palmolive Co. ..................... 1,443,480 131,212,332
Kimberly-Clark Corp. ...................... 452,355 58,317,607
189,529,939
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 1,281,687 248,403,757
a
Industrial Conglomerates  —  0 .1%
3M Co. ................................ 327,715 49,891,332
a
Insurance  —  0 .4%
Aon PLC , Class A ........................ 734,804 262,148,675
Arthur J Gallagher & Co. .................... 58,347 18,678,042
Brown & Brown, Inc. ....................... 110,249 12,223,307
Everest Group Ltd. ........................ 22,326 7,587,491
Kinsale Capital Group, Inc.
(b)
................. 83,584 40,446,298
Markel Group, Inc.
(a) (b)
...................... 9,607 19,188,637
Marsh & McLennan Companies, Inc. ............ 221,185 48,359,888
Progressive Corp. (The) .................... 111,120 29,653,483
RLI Corp. .............................. 17,927 1,294,688
Ryan Specialty Holdings, Inc. , Class A ........... 396,800 26,978,432
466,558,941
a
Interactive Media & Services  —  8 .7%
Alphabet, Inc. , Class A ..................... 14,205,575 2,503,448,482
Alphabet, Inc. , Class C , NVS ................. 11,566,788 2,051,832,524
Meta Platforms, Inc. , Class A ................. 6,796,633 5,016,526,851
Pinterest, Inc. , Class A
(a) (b)
................... 1,108,769 39,760,456
Reddit, Inc. , Class A
(a) (b)
..................... 440,646 66,348,068
Security Shares Value
a
Interactive Media & Services (continued)
Trump Media & Technology Group Corp.
(a) (b)
....... 212,965 $ 3,841,889
9,681,758,270
a
IT Services  —  0 .7%
Cloudflare, Inc. , Class A
(a) (b)
.................. 1,169,086 228,942,111
Gartner, Inc.
(a)
........................... 283,831 114,730,167
Globant SA
(a) (b)
.......................... 15,855 1,440,268
GoDaddy, Inc. , Class A
(a)
.................... 520,735 93,763,544
Kyndryl Holdings, Inc.
(a)
..................... 56,690 2,378,712
MongoDB, Inc. , Class A
(a)
................... 28,417 5,967,286
Okta, Inc. , Class A
(a) (b)
...................... 245,265 24,519,142
Snowflake, Inc. , Class A
(a) (b)
.................. 1,184,148 264,976,798
Twilio, Inc. , Class A
(a)
...................... 91,268 11,350,089
748,068,117
a
Life Sciences Tools & Services  —  0 .1%
Medpace Holdings, Inc.
(a) (b)
.................. 86,319 27,092,082
Repligen Corp.
(a) (b)
........................ 30,074 3,740,604
Sotera Health Co.
(a)
....................... 58,717 652,933
Tempus AI, Inc. , Class A
(a) (b)
.................. 311,094 19,766,913
Waters Corp.
(a) (b)
......................... 117,708 41,084,800
92,337,332
a
Machinery  —  0 .2%
Allison Transmission Holdings, Inc. ............. 53,945 5,124,235
Caterpillar, Inc. .......................... 215,430 83,632,080
Illinois Tool Works, Inc. ..................... 362,596 89,651,861
RBC Bearings, Inc.
(a)
...................... 23,762 9,143,618
187,551,794
a
Media  —  0 .1%
DoubleVerify Holdings, Inc.
(a)
................. 247,090 3,698,937
Liberty Broadband Corp. , Series A
(a) (b)
........... 15,073 1,474,441
Liberty Broadband Corp. , Series C , NVS
(a)
........ 89,524 8,807,371
Nexstar Media Group, Inc. ................... 6,387 1,104,632
Trade Desk, Inc. (The) , Class A
(a)
.............. 1,690,562 121,703,558
136,788,939
a
Metals & Mining  —  0 .0%
Anglogold Ashanti PLC ..................... 230,870 10,520,746
Carpenter Technology Corp. ................. 32,151 8,885,893
Steel Dynamics, Inc. ....................... 50,938 6,520,574
25,927,213
a
Oil, Gas & Consumable Fuels  —  0 .3%
Cheniere Energy, Inc. ...................... 376,312 91,639,498
HF Sinclair Corp. ......................... 59,996 2,464,636
Phillips 66 .............................. 110,164 13,142,565
Targa Resources Corp. ..................... 813,612 141,633,577
Texas Pacific Land Corp.
(b)
.................. 72,913 77,024,564
Williams Companies, Inc. (The) ............... 244,112 15,332,675
341,237,515
a
Passenger Airlines  —  0 .0%
Alaska Air Group, Inc.
(a)
..................... 80,008 3,958,796
American Airlines Group, Inc.
(a) (b)
.............. 167,815 1,882,884
Southwest Airlines Co. ..................... 203,299 6,595,020
12,436,700
a
Pharmaceuticals  —  2 .4%
Bristol-Myers Squibb Co. .................... 1,482,030 68,603,169
Corcept Therapeutics, Inc.
(a)
................. 355,221 26,073,221
Eli Lilly & Co. ........................... 3,035,150 2,365,990,479
Zoetis, Inc. , Class A ....................... 1,348,645 210,321,188
2,670,988,057
a

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Professional Services  —  0 .8%
Automatic Data Processing, Inc. ............... 1,431,283 $ 441,407,677
Booz Allen Hamilton Holding Corp. , Class A ....... 473,184 49,272,650
Broadridge Financial Solutions, Inc. ............ 401,207 97,505,337
Dayforce, Inc.
(a) (b)
......................... 60,255 3,337,525
Equifax, Inc. ............................ 81,214 21,064,475
ExlService Holdings, Inc.
(a) (b)
................. 598,073 26,189,617
KBR, Inc. .............................. 40,739 1,953,028
Paychex, Inc. ........................... 381,705 55,522,809
Paycom Software, Inc. ..................... 105,997 24,527,706
Paylocity Holding Corp.
(a)
................... 159,365 28,875,344
Verisk Analytics, Inc. ....................... 318,302 99,151,073
848,807,241
a
Real Estate Management & Development  —  0 .0%
CBRE Group, Inc. , Class A
(a)
................. 123,458 17,298,935
CoStar Group, Inc.
(a)
....................... 195,587 15,725,195
Jones Lang LaSalle, Inc.
(a)
................... 48,008 12,279,486
45,303,616
a
Residential REITs  —  0 .0%
Sun Communities, Inc. ..................... 91,437 11,565,866
UDR, Inc. .............................. 68,278 2,787,791
14,353,657
a
Retail REITs  —  0 .0%
Simon Property Group, Inc. .................. 271,773 43,690,227
a
Semiconductors & Semiconductor Equipment  —  18 .9%
Advanced Micro Devices, Inc.
(a) (b)
.............. 3,568,900 506,426,910
Applied Materials, Inc. ..................... 872,572 159,741,756
Astera Labs, Inc.
(a) (b)
....................... 541,251 48,939,915
Broadcom, Inc. .......................... 17,496,825 4,822,999,811
Enphase Energy, Inc.
(a)
..................... 484,032 19,191,869
Entegris, Inc. ............................ 92,298 7,443,834
KLA Corp. .............................. 504,169 451,604,340
Lam Research Corp. ...................... 4,844,251 471,539,392
Lattice Semiconductor Corp.
(a)
................ 438,197 21,467,271
MACOM Technology Solutions Holdings, Inc.
(a)
..... 59,340 8,502,829
Marvell Technology, Inc. .................... 228,025 17,649,135
Monolithic Power Systems, Inc. ............... 175,351 128,248,214
NVIDIA Corp. ........................... 88,668,710 14,008,769,493
Onto Innovation, Inc.
(a)
..................... 46,607 4,704,045
QUALCOMM, Inc. ........................ 952,118 151,634,313
Texas Instruments, Inc. ..................... 1,408,732 292,480,938
21,121,344,065
a
Software  —  20 .3%
Adobe, Inc.
(a)
............................ 1,612,389 623,801,056
Appfolio, Inc. , Class A
(a) (b)
................... 83,211 19,161,829
AppLovin Corp. , Class A
(a) (b)
.................. 903,249 316,209,410
Atlassian Corp. , Class A
(a)
................... 613,150 124,524,633
Autodesk, Inc.
(a)
.......................... 807,138 249,865,711
Bentley Systems, Inc. , Class B ................ 594,945 32,109,182
Cadence Design Systems, Inc.
(a)
.............. 1,033,717 318,539,894
Confluent, Inc. , Class A
(a) (b)
.................. 1,046,253 26,083,087
Crowdstrike Holdings, Inc. , Class A
(a)
............ 925,282 471,255,375
Datadog, Inc. , Class A
(a)
.................... 1,168,714 156,993,352
DocuSign, Inc.
(a) (b)
........................ 573,607 44,678,249
Dropbox, Inc. , Class A
(a) (b)
................... 202,560 5,793,216
Dynatrace, Inc.
(a)
......................... 1,112,378 61,414,389
Elastic N.V.
(a)
............................ 342,677 28,897,951
Fair Isaac Corp.
(a)
......................... 74,212 135,656,568
Fortinet, Inc.
(a) (b)
.......................... 2,410,577 254,846,200
Gen Digital, Inc. .......................... 225,544 6,630,994
Gitlab, Inc. , Class A
(a) (b)
..................... 496,761 22,408,889
Guidewire Software, Inc.
(a) (b)
.................. 317,558 74,769,031
Security Shares Value
a
Software (continued)
HubSpot, Inc.
(a)
.......................... 192,647 $ 107,233,100
Intuit, Inc. .............................. 1,034,428 814,746,526
Manhattan Associates, Inc.
(a)
................. 227,098 44,845,042
Microsoft Corp. .......................... 28,097,809 13,976,131,175
MicroStrategy, Inc. , Class A
(a) (b)
................ 53,495 21,624,284
nCino, Inc.
(a) (b)
........................... 56,585 1,582,682
Nutanix, Inc. , Class A
(a) (b)
.................... 237,206 18,132,027
Oracle Corp. ............................ 6,273,273 1,371,525,676
Palantir Technologies, Inc. , Class A
(a)
........... 8,275,493 1,128,115,206
Palo Alto Networks, Inc.
(a) (b)
.................. 2,488,610 509,269,150
Pegasystems, Inc.
(b)
....................... 108,967 5,898,384
Procore Technologies, Inc.
(a) (b)
................ 433,091 29,632,086
PTC, Inc.
(a) (b)
............................ 52,072 8,974,088
RingCentral, Inc. , Class A
(a) (b)
................. 303,307 8,598,753
Rubrik, Inc. , Class A
(a) (b)
..................... 219,058 19,625,406
Salesforce, Inc. .......................... 396,193 108,037,869
Samsara, Inc. , Class A
(a) (b)
................... 1,013,999 40,336,880
SentinelOne, Inc. , Class A
(a) (b)
................ 794,859 14,530,023
ServiceNow, Inc.
(a)
........................ 783,012 804,998,977
Synopsys, Inc.
(a) (b)
........................ 513,092 263,052,007
Teradata Corp.
(a)
......................... 81,912 1,827,457
Tyler Technologies, Inc.
(a) (b)
.................. 135,349 80,240,301
Unity Software, Inc.
(a) (b)
..................... 69,776 1,688,579
Workday, Inc. , Class A
(a)
.................... 815,154 195,636,960
Zscaler, Inc.
(a) (b)
.......................... 369,894 116,124,522
22,666,046,176
a
Specialized REITs  —  0 .4%
American Tower Corp. ..................... 1,772,119 391,673,741
Lamar Advertising Co. , Class A ............... 331,163 40,189,942
Public Storage ........................... 78,570 23,054,009
454,917,692
a
Specialty Retail  —  1 .9%
AutoZone, Inc.
(a) (b)
........................ 9,893 36,725,091
Burlington Stores, Inc.
(a)
.................... 238,092 55,389,723
Carvana Co. , Class A
(a) (b)
.................... 486,492 163,928,344
Chewy, Inc. , Class A
(a) (b)
.................... 790,497 33,690,982
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 127,983 9,721,589
Home Depot, Inc. (The) .................... 2,874,723 1,053,988,441
Lithia Motors, Inc. , Class A .................. 10,859 3,668,387
Murphy USA, Inc.
(b)
....................... 68,125 27,713,250
O'Reilly Automotive, Inc.
(a) (b)
.................. 2,967,360 267,448,157
RH
(a) (b)
................................ 10,453 1,975,722
Ross Stores, Inc. ......................... 243,349 31,046,465
TJX Companies, Inc. (The) .................. 2,118,801 261,650,736
Tractor Supply Co. ........................ 2,014,181 106,288,331
Ulta Beauty, Inc.
(a) (b)
....................... 42,659 19,956,733
Valvoline, Inc.
(a) (b)
......................... 425,511 16,114,102
Wayfair, Inc. , Class A
(a)
..................... 63,552 3,250,049
Williams-Sonoma, Inc. ..................... 66,864 10,923,572
2,103,479,674
a
Technology Hardware, Storage & Peripherals  —  10 .4%
Apple, Inc. ............................. 55,847,650 11,458,262,351
Dell Technologies, Inc. , Class C ............... 164,886 20,215,024
NetApp, Inc. ............................ 303,097 32,294,985
Pure Storage, Inc. , Class A
(a)
................. 1,006,342 57,945,172
Super Micro Computer, Inc.
(a) (b)
................ 889,645 43,601,501
11,612,319,033
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Birkenstock Holding PLC
(a) (b)
................. 60,214 2,961,325
Deckers Outdoor Corp.
(a)
.................... 571,141 58,867,503
Lululemon Athletica, Inc.
(a)
................... 229,278 54,471,867

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
On Holding AG , Class A
(a) (b)
.................. 832,587 $ 43,336,153
Ralph Lauren Corp. , Class A ................. 10,873 2,982,246
Tapestry, Inc. ............................ 719,813 63,206,780
225,825,874
a
Trading Companies & Distributors  —  0 .3%
Core & Main, Inc. , Class A
(a) (b)
................ 416,466 25,133,723
Fastenal Co. ............................ 3,571,780 150,014,760
Ferguson Enterprises, Inc. ................... 43,071 9,378,710
FTAI Aviation Ltd. ......................... 385,002 44,290,630
SiteOne Landscape Supply, Inc.
(a) (b)
............. 53,729 6,497,985
WW Grainger, Inc. ........................ 143,289 149,054,950
384,370,758
Total Long-Term Investments — 99.9%
(Cost: $ 70,581,552,311 ) .............................. 111,555,806,132
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(c) (d) (e)
...................... 1,006,022,295 $ 1,006,424,704
a
Total Short-Term Securities — 0.9%
(Cost: $ 1,005,915,198 ) ............................... 1,006,424,704
Total Investments — 100.8%
(Cost: $ 71,587,467,509 ) .............................. 112,562,230,836
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (838,103,962)
Net Assets — 100.0% ................................. $ 111,724,126,874
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 889,102,066  $ 117,398,829
(a)
$ —  $ (35,826) $ (40,365) $ 1,006,424,704  1,006,022,295  $ 462,882
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 135,290,105  —  (135,290,105)
(a)
—  —  —  —  1,435,815  —
$ (35,826) $ (40,365)
$ 1,006,424,704
$ 1,898,697  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Growth Index .......................................................... 619  09/19/25 $ 133,611  $ 4,581,249

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 1000 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 111,555,806,132  $ —  $ —  $ 111,555,806,132
Short-Term Securities
Money Market Funds ...................................... 1,006,424,704  —  —  1,006,424,704
$ 112,562,230,836  $ —  $ —  $ 112,562,230,836
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,581,249  $ —  $ —  $ 4,581,249
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust